Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Dividend	$ 50,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0005	$ 0.0005
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.0005	$ 0.0005
Shares outstanding	11,116,470
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	25,000,000	25,000,000
Common stock, par value	$ 0.0005	$ 0.0005
Shares outstanding	10,433,340